TAXATION - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carry forwards	¥ 2,156,396	¥ 1,805,739	¥ 1,384,440
Allowance for doubtful accounts			79
Inventories valuation Allowance	149	75	408
Impairment provision for property and equipment			2,120
Impairment provision for other non-current assets	1,039	1,039	1,039
Accrued expenses	33,538	34,372	16,168
Advertising expenses	4,748
Less: Valuation allowance	(2,195,870)	(1,841,225)	(1,404,254)	¥ (934,327)
Deferred tax liabilities
Identifiable intangible assets from business combination	38,558	43,701	52,733
Total deferred tax liabilities	¥ 38,558	¥ 43,701	¥ 52,733